Income Taxes (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Provision for income taxes	$ 8,000,000	$ 7,300,000	$ 8,800,000	$ 4,800,000	$ 3,200,000
Effective income tax rate	32.40%	33.00%	32.80%	30.30%	42.80%
Deferred tax related to the undistributed earnings	0
Accumulated undistributed earnings			3,600,000	1,700,000	700,000
Operating loss carry forwards			8,000,000	5,500,000	2,700,000
Net Operating loss carry forwards, which recognized as a benefit	$ 2,500,000